Derivative Instruments and Hedging - Effect of Foreign Currency Contracts on Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Beginning balance	$ 494,436	$ 527,596	$ (44,029)
Other comprehensive profit (loss)	1,634	(1,883)	176
Ending balance	491,721	494,436	527,596
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Beginning balance	(1,707)	176	0
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	6,585	1,448	176
Other comprehensive profit (loss)	1,634	(1,883)	176
Ending balance	$ (73)	$ (1,707)	$ 176